DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION.	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION.
NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION.

a) Description of business

Itaú Unibanco Holding S.A. ("we" or "Itaú Unibanco Holding" refers to Itaú Unibanco Holding S.A. and our subsidiaries and affiliates) is a publicly-traded company, organized and existing under the laws of Brazil. The head office of Itaú Unibanco Holding is located in São Paulo, Brazil.

Itaú Unibanco Holding provides, directly or through its subsidiaries, a wide range of credit and other financial services to a diverse customer base of individuals and companies in and outside Brazil, Brazilian-related and non-related customers, through our international branches, subsidiaries and affiliates. Such services are offered in Brazil to retail customers through the branch network of Banco Itaú Unibanco S. A. (“Itaú Unibanco”) and to wholesale customers through Banco Itaú BBA S.A. (“Itaú BBA”) and overseas through branches in New York, Grand Cayman, Tokyo, and Nassau, and through subsidiaries in Argentina, Chile, Uruguay, Paraguay, Cayman Islands, and in Europe (Portugal and Luxembourg).

We are a financial holding company controlled by Itaú Unibanco Participações S.A. (“IUPAR”), a holding company that has 51% of the shares of our common stock and that is jointly controlled by (i) Itaúsa, which is a holding company controlled by the members of the Egydio de Souza Aranha Family, and (ii) E. Johnston, a holding company controlled by the Moreira Salles Family. Itaúsa also owns directly 38.7% of the shares of our common stock.

As further described in Note 32, Itaú Unibanco Holding’s operations are divided into four segments : (1) Commercial bank, which provides a broad range of banking services to individuals (retail, and under different distribution specialized areas and brands such as Uniclass, Personnalité or Private Bank) and to micro, small and medium-sized companies, including services such as asset management and investor services, insurance, private retirement plans, capitalization plans and credit cards issued to accountholders; (2) Itaú BBA, which provides wholesale banking services for large corporations as well as investment banking activities; (3) Consumer credit, which basically offers products and services to non-accountholder clients, such as vehicle financing and credit card transactions and consumer credit loans and (4) Corporate and Treasury, which generates interest income associated with capital surplus, subordinated debt surplus and the results of certain corporate and treasury activities such as carryforwards of the net balance of tax credits and debits, as well as the net interest income from the trading of financial assets through proprietary positions (desks), management of currency gaps, rates and other risk factors, arbitrage opportunities in the foreign and domestic markets, and mark to market of financial assets.

b)	Consolidation

The consolidated financial statements comprise Itaú Unibanco Holding (parent company) and its direct and indirect subsidiaries, in which has a controlling interest and in which is the primary beneficiary of variable interest entities, after the elimination of all significant intercompany balances and transactions. Except as otherwise indicated, the subsidiaries are consolidated as of December 31, 2010 and 2009 and for years ended December 31, 2010, 2009 and 2008, and the percentage of voting interest is the one presented below. The date of the financial statement of our subsidiaries used for consolidation purposes is the same as that of Itaú Unibanco Holding. Our main subsidiaries are presented in the table below.

	Incorporation country	Voting interest (%) as of 12/31/2010
Afinco Américas Madeira, SGPS, Soc. Unipessoal Ltda.	Portugal	100.00%
Banco Dibens S.A. (1)	Brazil	100.00%
Banco Fiat S.A. (2)	Brazil	100.00%
Banco Investcred Unibanco S.A. (1)	Brazil	50.00%
Banco Itaú Argentina S.A.	Argentina	100.00%
Banco Itaú BBA S.A.	Brazil	99.99%
Banco Itaú Chile S.A.	Chile	99.99%
Banco Itaú Europa Luxembourg S.A.	Luxembourg	99.98%
Banco Itaú Europa S.A.	Portugal	99.99%
Banco Itaú Paraguay S.A. (1)(3)	Paraguay	99.99%
Banco Itaú Uruguay S.A.	Uruguay	100.00%
Banco ItauBank S.A.	Brazil	100.00%
Banco Itaucard S.A. (2)	Brazil	100.00%
Banco Itaucred Financiamentos S.A. (2)	Brazil	100.00%
Banco Itauleasing S.A. (2)	Brazil	100.00%
BIU Participações S.A. (4)	Brazil	66.15%
Cia Itaú de Capitalização	Brazil	99.99%
Dibens Leasing S.A. - Arrendamento Mercantil (1)(2)	Brazil	100.00%
FAI - Financeira Americanas Itaú S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Fiat Administradora de Consórcios Ltda.	Brazil	99.99%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Hipercard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%
Itaú Administradora de Consórcios Ltda.	Brazil	99.99%
Itaú Bank, Ltd.	Cayman Islands	100.00%
Itaú Corretora de Valores S.A. (2)	Brazil	100.00%
Itaú Seguros S.A.	Brazil	100.00%
Itaú Unibanco S.A.	Brazil	100.00%
Itaú Vida e Previdência S.A.	Brazil	100.00%
Itaú XL Seguros Corporativos S.A. (5)	Brazil	100.00%
Itaúsa Export S.A.	Brazil	100.00%
Luizacred S.A. Sociedade Crédito Financiamento Investimento (1)	Brazil	50.00%
Oca Casa Financiera S.A.	Uruguay	100.00%
Orbitall Serviços e Processamento de Informações Comerciais S.A.	Brazil	99.99%
Ponto Frio Leasing S.A. Arrendamento Mercantil (1)	Brazil	50.00%
Redecard S.A. (6)	Brazil	50.01%
Unibanco - União de Banco Brasileiros S.A. (1)	Brazil	100.00%
Unibanco Holdings S.A. (1)	Brazil	100.00%
Unibanco Cayman Bank Ltd (1)	Cayman Islands	100.00%
Unibanco Participações Societárias S.A. (1)(2)	Brazil	100.00%
Unicard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%
(1) Company consolidated as from February 2009 as a result of the acquisition of control in Unibanco and Unibanco Holdings, as described in Note 3a.
(2) As of December 31, 2009 we had 99,99% interest in these subsidiaries.
(3) New denomination of former Interbanco S.A.
(4) Company consolidated as from February 2009 as a result of the acquisition of Unibanco, which it held a 24.49% interest.
(5) Through December 31, 2009 we held 50% plus one voting share of Itaú XL but did not have control due to veto rights held by the other shareholder. On May 12, 2010 we paid in cash R$ 157 to purchase all outstanding shares of Itaú XL and we have consolidated Itaú XL from such date. No significant gain or loss resulted upon obtaining  control of Itaú XL.
(6) Company consolidated as from March 2009, at the time of the acquisition of control, as described in Note 3b.

Variable interest entities

VIE´s are entities that, by design, either: (i) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, (ii) have equity investors that do not have the ability to make significant decisions relating to the entities operations through voting rights, (iii) the holders of equity do not have symmetry between voting rights and economic interests and where substantially all of the activities either involve or are conducted on behalf of the investor with disproportionately fewer voting rights, or (iv) have equity investors that do not have the obligation to absorb the expected losses, or the right to receive the residual returns of the entity.

The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. Prior to January 1, 2010, the primary beneficiary was the entity that would absorb a majority of the entity’s expected losses, receive a majority of the entity’s residual returns or both. In accordance with the new accounting guidance on consolidation of VIEs effective January 1, 2010, the party that is deemed to be the primary beneficiary of a VIE is the one that has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and also an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The determination of which activities most significantly impact the VIE’s performance requires application of judgment particularly when the power over certain activities rests with one of the variable interest holders and over others rests with other variable interest holders or are shared among them.

On an ongoing basis, Itaú Unibanco Holding reassesses whether it has a controlling financial interest and is the primary beneficiary of a VIE. The reassessment process considers whether we have acquired or divested the power to direct the activities of the VIE through changes in governing documents or other circumstances. The reassessment also considers whether we have acquired or disposed of a financial interest that could be significant to the VIE, or whether an interest in the VIE has become significant or is no longer significant. The consolidation status of the VIEs with which we are involved may change as a result of such reassessments.

The variable interest entities that we have are described below:

 (i) Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) – We are the primary beneficiary of FIC, that is a financial institution that has the exclusive right to offer financial products and services to customers of Companhia Brasileira de Distribuição (“CBD”), a retail company.  We have consolidated FIC since we acquired an interest in it in August 2004. We have concluded that we continue to be the primary beneficiary of FIC under the new guidance, since Itaú Unibanco Holding has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance through our power to direct the credit underwriting and collection policies, the fact that we have the right and we do all servicing of the loans granted, the fact that we have the right and we operate FIC on a day-to-day basis, and us providing all external debt of FIC. In addition we have the obligation to absorb losses and the right to receive benefits that could potentially be significant to FIC.  Itaú Unibanco Holding is disproportionally exposed to the entity’s losses with respect to its voting right through the funding provided to FIC.

Total consolidated assets of FIC as of December 31, 2010 and 2009 amount to R$ 3,822 and R$ 3,351 (including intangible assets of R$ 463 and R$ 507) and total consolidated liabilities amount to R$ 1,957 and R$ 1,654 and its assets would be available to its creditors to meet its obligations.

Itaú Unibanco Holding has financed, through investment in certificates of deposit issued by FIC, the activities of FIC; the primary reason for providing the support is because FIC is a significant strategic sales channel for us. The balance of such certificates of deposits in the consolidated financial statements of FIC at December 31, 2010 and 2009 was R$ 853 and R$ 676, respectively and are eliminated on consolidation of these financial statements. Assets of FIC are available to the creditors of FIC to meet its obligations and creditors of FIC do not have legal right to assets of Itaú Unibanco Holding.

There is not a contractual requirement to provide such financing, or any other type of financial support. We currently intend to continue to provide such support. In addition, the controlling shareholders Itaú Unibanco Holding and CBD are committed to maintain, through capital contributions, the regulatory stockholders equity of FIC at an amount, at least, 25% higher than the minimum regulatory equity that is required according to the regulations of Banco Central do Brasil (Central Bank or Bacen).
(ii) FAI – Financeira Americanas Itaú S.A. Crédito, Financiamento e Investimento (“FAI”) - We are also the primary beneficiary of FAI (during 2010, Vitória Participações S.A., a holding company which was the holding of FAI was incorporated by FAI), a financial institution that has the exclusive right to offer financial products and services to customers of Lojas Americanas S.A. (LASA). We have consolidated FAI since we acquired an interest in it in April 2005.

We also have concluded that we continue to be the primary beneficiary of FAI under the new guidance through our power to direct the credit underwriting and collection policies, the fact that we have the right to do and we do all servicing of the loans granted, the fact that we operate FAI on a day-to-day basis, and us providing all external debt of FAI. In addition, Itaú Unibanco Holding is disproportionally exposed to the entity’s losses with respect to its voting right through the funding provided to FAI.

Total consolidated assets of FAI as of December 31, 2010 and 2009 amount to R$ 1,529 and R$ 1,171 (including intangible assets of R$ 268 and R$ 291) and total consolidated liabilities amount to R$ 582 and R$ 457 and its assets would be available to its creditors to meet its obligations. Assets of FAI are available to its creditors and those creditors have no legal right over the assets of Itaú Unibanco Holding.

Itaú Unibanco Holding has financed, through investment in certificates of deposit issued by FAI the activities of FAI; the primary reasons for providing the support is because FAI is a significant strategic sales channel for us. The balance of such certificates of deposits in the consolidated financial statements of FAI at December 31, 2010 and 2009 was R$ 564 and R$ 424, respectively, and are eliminated on consolidation of these financial statements.

There is not a contractual requirement to provide such financing or any other type of financial support. We currently intend to continue to provide such support. The controlling shareholders (Itaú Unibanco Holding and LASA) are committed to maintain, through capital contributions, the regulatory stockholders’ equity of FAI at an amount at least 25% higher than the minimum regulatory equity that is required according to the regulations of BACEN.

 (iii) Luizacred S.A. SCFI (“Luizacred”) – We are also the primary beneficiary of Luizacred, a financial institution which holds the right to offer, distribute and commercialize financial products and services to the clients of Magazine Luiza S.A. (“Magazine Luiza”), a retail company. We have been consolidating Luizacred since February 2009, as a result of the agreement with Unibanco (see Note 3a). We have concluded that we continue to be the primary beneficiary of Luizacred, since Itaú Unibanco Holding has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance through our power to direct the credit underwriting and collection policies, the fact that we have the right and we do all servicing of the loans granted, and us providing all external debt of Luizacred. Itaú Unibanco Holding is disproportionally exposed to the entity’s losses with respect to its voting right through the funding provided to Luizacred.

Total assets of Luizacred as of December 31, 2010 and 2009 amount to R$ 2,348 and R$ 1,533 and total liabilities amount to R$ 585 and R$ 352; and its assets would be available to its creditors to meet its obligations. Those creditors have no legal right over the assets of Itaú Unibanco Holding.

Itaú Unibanco Holding has financed, through investment in certificates of deposit issued by Luizacred, the activities of Luizacred, the primary reasons for providing the support is because Luizacred is a significant strategic sales channel for us. The balance of such certificates of deposits in the consolidated financial statements of Luizacred at December 31, 2010 and 2009 was R$ 1,713 and R$ 1,147, respectively, and are eliminated on consolidation of these financial statements.

There is not a contractual requirement to provide such financing, or any other type of financial support. We currently intend to continue to provide such support.